SIGNIFICANT ACCOUNTING POLICIES: Benefits and Investment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies
Premium paid for split dollar life insurance agreements	$ 0	$ 0	$ 0
Amount received on termination of certain split dollar agreements	$ 6,496	$ 26,477